Cover	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-33228
Entity Registrant Name	Zion Oil & Gas, Inc.
Entity Central Index Key	0001131312
Entity Tax Identification Number	20-0065053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12655 North Central Expressway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75243
City Area Code	214
Local Phone Number	221-4610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false